AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS

June 30, 2021

(unaudited)

Principal Amount	General Obligation Bonds (39.7%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (0.5%)

	Englewood, Colorado
$ 1,000,000	5.000%, 12/01/30	NR/AA+/NR	$ 1,259,250

	Metropolitan District (1.4%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/AA-	2,746,926

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,188,340

	Total Metropolitan District		3,935,266

	School Districts (37.3%)

	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa1/AA/NR	3,477,030
1,000,000	5.000%, 12/15/25	Aa1/AA/NR	1,199,500
1,435,000	5.000%, 12/15/29	Aa1/AA/NR	1,761,778
1,000,000	5.500%, 12/15/31	Aa1/AA/NR	1,325,790
3,150,000	5.000%, 12/15/32	Aa1/AA/NR	3,854,088

	Adams & Arapahoe Counties, Colorado Joint School District #28J
4,125,000	5.000%, 12/01/30	Aa1/NR/AA	5,051,516

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA/NR	1,101,204
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,135,600
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,160,000
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,267,304
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	4,656,745
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,461,834

	Arapahoe County, Colorado School District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,755,773

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,214,370

	Boulder, Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa1/AA+/NR	2,319,520

	Boulder, Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa1/AA+/NR	2,467,480

	Boulder, Larimer & Weld Counties, Colorado, St. Vrain Valley School District RE-1J Series C
1,000,000	5.000%, 12/15/29	Aa1/AA+/NR	1,230,120

	Costilla County, Colorado School District No. R-30 Sierra Grande
2,180,000	5.000%, 12/01/32	Aa2/NR/NR	2,851,920

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa1/AA+/AA+	3,046,170
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,456,380
1,000,000	5.000%, 12/01/32	Aa1/AA+/AA+	1,348,210

	Denver, Colorado City & County School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa1/AA+/AA+	2,316,300
4,000,000	5.000%, 12/01/27	Aa1/AA+/AA+	4,616,360

	Douglas County, Colorado School District No. RE 1, Douglas & Elbert Counties Series B
3,000,000	5.000%, 12/15/31	Aa1/NR/AA+	3,867,240

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa1/AA/NR	1,303,661
1,000,000	5.000%, 12/01/29	Aa1/AA/NR	1,228,190

	El Paso County, Colorado School District #2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,568,880

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa1/NR/NR	1,981,877
2,255,000	5.000%, 12/15/29	Aa1/NR/NR	2,773,921
1,250,000	5.000%, 12/15/31	Aa1/NR/NR	1,532,400

	Garfield, Pitkin, & Eagle Counties, Colorado School District #RE-1 Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,916,064

	Jefferson County, Colorado School District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa1/AA/NR	2,798,494
1,500,000	5.000%, 12/15/30	Aa1/AA/NR	1,934,610
2,600,000	5.000%, 12/15/31	Aa1/AA/NR	3,342,976
3,000,000	4.000%, 12/15/33	Aa1/AA/NR	3,746,130

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,042,780

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/30	Aa1/NR/AA+	1,293,070
800,000	5.000%, 12/15/30	Aa1/NR/NR	1,034,456

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,587,825

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,344,250

	Pitkin County, Colorado School District No. 1, Aspen
1,000,000	4.000%, 12/01/32	Aaa/NR/NR	1,259,000

	Pueblo County, Colorado School District No. 60
2,000,000	5.000%, 12/15/30	Aa2/AA/NR	2,644,600

	Pueblo County, Colorado School District No. 70
3,000,000	4.000%, 12/01/33	Aa2/AA/NR	3,749,760

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa1/AA/NR	1,221,848

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	5.000%, 12/01/28	Aaa/NR/NR	2,473,180

	Total School Districts		104,720,204

	Water & Sewer (0.5%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,315,208

	Total General Obligation Bonds		111,229,928

	Revenue Bonds (49.9%)

	City & County (1.1%)

	Denver, Colorado City & County COP, Convention Center Expansion Project Series 2018A
1,500,000	5.000%, 06/01/30	Aa2/AA+/AA+	1,791,780

	Grand Junction, Colorado COP
1,000,000	5.000%, 12/01/31	NR/AA-/NR	1,293,200

	Total City & County		3,084,980

	Electric (2.8%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA+/AA	1,193,850

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA+/AA	2,772,276

	Colorado Springs, Colorado Utilities Revenue Refunding Series 2020A
500,000	5.000%, 11/15/31	Aa2/AA+/NR	672,780
840,000	5.000%, 11/15/32	Aa2/AA+/NR	1,126,910
400,000	5.000%, 11/15/33	Aa2/AA+/NR	534,956

	Estes Park, Colorado Power & Communications Enterprise Revenue Refunding & Improvement Series 2019A
1,310,000	5.000%, 11/01/30	NR/A+/NR	1,684,961

	Total Electric		7,985,733

	Higher Education (14.3%)

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
935,000	5.000%, 09/01/22	A2/A+/NR	938,488

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	895,903
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	7,969,850

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,210,390

	Colorado School of Mines Institutional Enterprise, Series B
1,845,000	5.000%, 12/01/29	A1/A+/NR	2,316,305

	Colorado Mountain College COP, Series 2021
340,000	4.000%, 12/01/32	Aa3/NR/NR	421,420
685,000	4.000%, 12/01/33	Aa3/NR/NR	845,345

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Arapahoe Community College, Series 2017A
1,000,000	5.000%, 11/01/30	Aa3/NR/NR	1,243,740

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, System Wide Refunding, Series 2019A
1,110,000	5.000%, 11/01/30	Aa3/NR/NR	1,450,104
1,710,000	5.000%, 11/01/32	Aa3/NR/NR	2,219,990
835,000	5.000%, 11/01/33	Aa3/NR/NR	1,080,974

2,905,000	5.000%, 03/01/26 SHEIP Insured	Aa2/AA/NR	3,375,378
1,250,000	5.000%, 03/01/28 SHEIP Insured	Aa2/AA/NR	1,568,250
2,100,000	5.000%, 03/01/29 SHEIP Insured	Aa2/AA/NR	2,620,821

1,000,000	5.000%, 03/01/31 SHEIP Insured	Aa2/AA/NR	1,358,350

	University of Colorado Enterprise System, Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	3,050,990
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa1/NR/AA+	1,418,527

	University of Colorado Enterprise System, Series A-1
2,000,000	5.000%, 06/01/28	Aa1/NR/AA+	2,564,980

	University of Colorado Enterprise System, Series 2019B
1,000,000	5.000%, 06/01/32	Aa1/NR/AA+	1,290,730
1,000,000	5.000%, 06/01/33	Aa1/NR/AA+	1,287,180

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25 SHEIP Insured	Aa2/AA/NR	1,127,340

	Total Higher Education		40,255,055

	Hospital (0.5%)

	Colorado Health Facilities Authority, Sanford
1,000,000	5.000%, 11/01/30 Series 2019A	NR/A+/AA-	1,307,330

	Lease (13.5%)

	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,382,233

	Colorado State BEST COP Series K
3,500,000	5.000%, 03/15/30	Aa2/AA-/NR	4,273,220
2,500,000	5.000%, 03/15/31	Aa2/AA-/NR	3,041,100

	Colorado State BEST COP Series M
2,000,000	5.000%, 03/15/31	Aa2/AA-/NR	2,498,780

	Colorado State Building Excellent Schools Today COP
500,000	5.000%, 03/15/32 Series 2020 R	Aa2/AA-/NR	650,845

	Colorado State COP Rural Colorado
3,000,000	5.000%, 12/15/31 Series 2020 A	Aa2/AA-/NR	4,028,580
2,695,000	4.000%, 12/15/34 Series 2020 A	Aa2/AA-/NR	3,322,234
2,000,000	5.000%, 12/15/33 Series 2021 A	Aa2/AA-/NR	2,730,920

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,062,831

	Colorado State Higher Education Lease Purchase Financing Program COP
1,000,000	4.000%, 09/01/32 Series 2020	Aa2/AA-/NR	1,261,000

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,275,870

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,801,528

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,642,573

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,188,310

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	2,993,454

	South Suburban Park and Recreation District, Colorado COP
1,000,000	5.000%, 12/15/31	NR/AA-/NR	1,273,410

	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP, Series 2014
750,000	4.500%, 12/01/26	A1/NR/NR	843,870

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,484,677

	Total Lease		37,755,435

	Sales Tax (2.7%)

	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa3/NR/NR	1,257,830

	City of Fruita, Colorado Sales & Use Tax
1,110,000	4.000%, 10/01/33	NR/AA-/NR	1,288,532

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	Aa3/AA/NR	1,182,650

	Denver, Colorado City & County Dedicated Tax Revenue, Series 2021A
1,000,000	4.000%, 08/01/32	Aa3/AA-/AA-	1,250,780
1,165,000	4.000%, 08/01/33	Aa3/AA-/AA-	1,452,103

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/AA-/NR	1,149,154

	Total Sales Tax		7,581,049

	Transportation (4.0%)

	E-470 Public Highway Authority, Colorado Senior Revenue
2,515,000	5.000%, 09/01/36	A2/A/NR	3,275,611

	Regional Transportation District, Colorado COP, Series A
2,000,000	5.000%, 06/01/26	A1/AA/AA-	2,330,120

	Regional Transportation District, Colorado Sales Tax Refunding, Fastracks Project Series 2013A
3,000,000	5.000%, 11/01/32	Aa2/AA+/AA	4,187,640

	Roaring Fork Transportation Authority Property Tax Revenue, Series 2021A
500,000	4.000%, 12/01/33	NR/AA-/NR	624,665
650,000	4.000%, 12/01/34	NR/AA-/NR	809,939

	Total Transportation		11,227,975

	Water & Sewer (11.0%)

	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,528,270
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,178,294

	Broomfield, Colorado Sewer and Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	Aa3/NR/NR	2,006,462
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,653,029

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	Aa3/NR/NR	3,452,903

	Central Weld County, Colorado Water District
300,000	4.000%, 12/01/31 AGMC Insured	NR/AA/NR	367,431
250,000	4.000%, 12/01/32 AGMC Insured	NR/AA/NR	304,515
200,000	4.000%, 12/01/33 AGMC Insured	NR/AA/NR	243,032

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,101,185

	Colorado Water Resource & Power Development Authority State Revolving Fund Revenue Refunding, Series 2021A
575,000	5.000%, 03/01/32	Aaa/AAA/AAA	788,917

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,017,660

	Denver, Colorado City and County Board Water Commissioners, Series B
850,000	5.000%, 09/15/29	Aaa/AAA/AAA	1,072,012

	East Cherry Creek Water & Sanitation District Arapahoe County Water Revenue Activity Enterprise Refunding, Series 2020
1,085,000	5.000%, 11/15/32	NR/AA-/NR	1,426,102

	Firestone, Colorado Water Enterprise, Series 2020
750,000	5.000%, 12/01/32 BAMAC Insured	NR/AA/NR	991,493

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,077,065

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,540,902

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA+/NR	1,039,790
1,125,000	4.000%, 11/01/32	NR/AA+/NR	1,374,671
1,000,000	4.000%, 11/01/33	NR/AA+/NR	1,218,400

	St. Vrain, Colorado Sanitation District Wastewater Revenue Refunding and Improvement Bonds, Series 2020
800,000	4.000%, 12/01/31	NR/AA/NR	990,128

	Thornton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,147,832

	Upper Eagle Regional Water Authority, Eagle County, Colorado Refunding and Improvement
500,000	4.000%, 12/01/32 AGMC Insured	NR/AA/NR	624,435

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,615,181

	Total Water & Sewer		30,759,709

	Total Revenue Bonds		139,957,266

	Pre-Refunded Bonds (8.6%)††

	Pre-Refunded General Obligation Bonds (3.2%)

	Metropolitan Districts (0.6%)

	Meridian Metropolitan District, Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,674,314

	School Districts (2.6%)

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA/NR	1,054,650
3,000,000	4.000%, 12/01/24	Aa2/AA/NR	3,163,950

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa1/NR/NR	1,201,340

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aaa/NR/NR	2,032,360

	Total School Districts		7,452,300

	Total Pre-Refunded General Obligation Bonds		9,126,614

	Pre-Refunded Revenue Bonds (5.4%)

	Electric (0.4%)

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA+/AA	1,130,607

	Higher Education (1.3%)

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25 SHEIP Insured	NR/NR/NR**	2,374,612

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,442,644

	Total Higher Education		3,817,256

	Lease (1.3%)

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,585,347

	Sales Tax (2.4%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AAA/NR	2,342,749

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,089,044

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	1,915,276

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,276,413

	Total Sales Tax		6,623,482

	Total Pre-Refunded Revenue Bonds		15,156,692

	Total Pre-Refunded Bonds		24,283,306

	Total Municipal Bonds (cost $261,841,491)		275,470,500

Shares	Short-Term Investment (1.4%)

3,882,710	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%* (cost $3,882,710)	Aaa-mf/AAAm/NR	3,882,710

	Total Investments (cost $265,724,201-note b)	99.6%	279,353,210
	Other assets less liabilities	0.4	1,071,577
	Net Assets	100.0%	$ 280,424,787

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P or Fitch	2.8%
Prerefunded bonds ††	8.8
Aa of Moody's or AA of S&P or Fitch	81.0
A of Moody's or S&P or Fitch	7.4
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

*	The rate is an annualized seven-day yield at period end.

**	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $265,692,148 amounted to $13,661,062, which consisted of aggregate gross unrealized appreciation of $13,845,930 and aggregate gross unrealized depreciation of $184,868.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2021:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$3,882,710
Level 2 – Other Significant Observable Inputs- Municipal Bonds +	275,470,500
Level 3 – Significant Unobservable Inputs	–
Total	$279,353,210
+ See schedule of investments for a detailed listing of securities.